OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	As of December 31,
	2022	2023
	RMB	RMB
Prepayment for an investment	7,000,000	—
Deposits	2,376,350	2,728,406
Prepayment for property, plant and equipment	1,914,411	2,231,253
Others	1,392,329	1,770,719

Other non-current assets	12,683,090	6,730,378